Compensation Plans - Activity of Restricted Stock (Details) - Restricted Stock - $ / shares shares in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Shares
Nonvested balance, beginning of period (shares)	1,142	1,795	1,362
Grants (shares)	1,077	518	391
Forfeited (shares)	(30)	0	0
Fulfillment of vesting requirement (shares)	(394)	(305)	(611)
Nonvested balance, end of period (shares)	1,795	2,008	1,142
Weighted- Average Grant Date Fair Value
Nonvested balance, beginning of period (USD per share)	$ 21.75	$ 22.42	$ 22.09
Grants (USD per share)	23.63	19.57	23.65
Forfeited (USD per share)	16.49	0	0
Fulfillment of vesting requirement (USD per share)	24.23	20.09	23.73
Nonvested balance, end of period (USD per share)	$ 22.42	$ 22.04	$ 21.75